Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair value of share issued for service		$ 82,000
Chief Financial Officer [Member]
Share issued for service	139,376	122,120
Fair value of share issued for service	40,000	30,000
Accrued consulting fees	71,500	17,500	69,200
Mendel Mochkin [Member]
Share issued for service	47,971	97,698
Fair value of share issued for service	24,000	24,000
Fee paid	44,221	89,935
Accrued consulting fees	0	7,000
Consulting fees forgiven	57,000
Zegal And Ross Capital LLC [Member]
Share issued for service	47,971	42,849
Fair value of share issued for service	24,000	20,000
Accrued consulting fees	48,000	12,000	48,000
Chief Executive Officer [Member]
Fee paid	71,500	17,500
Mr Sternheim CEO [Member]
Fee paid	93,711	154,943
Accrued consulting fees	$ 171,289	$ 25,000	$ 203,976